PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Schedule of provisions for contingencies

	2021	Additions	Reversals	Settled	2022
Labor	404	124	(26)	(87)	415
Civil	-	-	-	-
Customer relations	33	44	-	(35)	42
Other civil actions	38	14	(3)	(13)	36
	71	58	(3)	(48)	78

Tax	1,295	332	(150)	(3)	1,474
Regulatory	48	12	(5)	(7)	48
Others	71	57	(57)	(57)	14
Total	1,889	583	(241)	(202)	2,029

	2020	Additions	Reversals	Settled	2021
Labor	427	81	(46)	(58)	404
Civil
Customer relations	23	36	-	(26)	33
Other civil actions	32	19	(1)	(12)	38
	55	55	(1)	(38)	71
Tax	1,294	91	(89)	(1)	1,295
Regulatory	52	7	(8)	(3)	48
Others	64	23	(3)	(13)	71
Total	1,892	257	(147)	(113)	1,889

	2019	Additions	Reversals	Settled / Reversal (1)	Provisions arising from business combination (2)	2020
Labor	497	106	(60)	(116)	-	427
Civil
Customer relations	19	22	-	(18)	-	23
Other civil actions	18	21	-	(7)	-	32
	37	43	-	(25)	-	55
Tax	1,260	113	(38)	(41)	-	1,294
Regulatory	36	16	-	-	-	52
Others	58	13	(7)	(3)	3	64
Total	1,888	291	(105)	(185)	3	1,892

Schedule of possible losses

Possible losses
	Consolidated
	2022	2021
Labor	1,199	1,167
Civil
Customer relations	231	149
Other civil actions	537	422
	768	571

Tax	2,149	2,114
Regulatory	2,976	2,457
Others	1,361	1,213
Total	8,453	7,522